Pensions (Tables)	12 Months Ended
Dec. 31, 2022
Pensions
Schedule of major classes of plan assets as a percentage of total plan assets

	2022			2021
Major classes of plan assets as a percentage of	Quoted	Unquoted	Total	Quoted	Unquoted	Total
total plan assets of the Main section	%	%	%	%	%	%
Equities	0.1	7.7	7.8	3.7	4.7	8.4
Index linked bonds	37.7	—	37.7	46.7	—	46.7
Government bonds	18.4	—	18.4	9.8	—	9.8
Corporate and other bonds	15.3	6.7	22.0	10.7	4.4	15.1
Real estate	—	6.0	6.0	—	4.4	4.4
Derivatives	—	8.2	8.2	—	8.8	8.8
Cash and other assets	—	(0.1)	(0.1)	—	6.8	6.8
	71.5	28.5	100.0	70.9	29.1	100.0

Summary of derivative instruments

	2022			2021
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	21	1,873	990	20	1,408	796
Interest rate swaps	103	14,317	12,546	172	8,385	4,421
Currency forwards	12	310	113	12	61	98
Equity and bond call options	—	—	—	—	1	—
Equity and bond put options	—	2	70	—	1	3
Other	1	14	19	1	9	10

Schedule of changes in value of net pension liability

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	assets/	value of	benefit	minimum	assets/
	plan assets	obligation (1)	funding	(liability) (2)	plan assets	obligation (2)	funding	(liability) (2)
Changes in value of net pension assets/(liability)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	51,323	(43,870)	(7,453)	—	57,249	(48,864)	(7,783)	602
Currency translation and other adjustments	—	—	—	—	(129)	116	3	(10)
Income statement - operating expenses	713	(767)	(105)	(159)	795	(901)	(109)	(215)
Other comprehensive income	841	1,056	(2,443)	(546)	872	1,061	(2,602)	(669)
Contributions by employer	705	—	—	705	780	—	—	780
Contributions by plan participants and other scheme members	8	(8)	—	—	13	(13)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	—	—	—	—
Benefits paid	(1,569)	1,569	—	—	(1,793)	1,793	—	—
At 1 January 2022	52,021	(42,020)	(10,001)	—	57,787	(46,808)	(10,491)	488
Currency translation and other adjustments	—	—	—	—	78	(65)	(11)	2
Income statement - operating expenses
Net interest expense	932	(744)	(180)	8	1,041	(834)	(191)	16
Current service cost	—	(143)	—	(143)	—	(194)	—	(194)
Past service cost	—	(5)	—	(5)	—	(6)	—	(6)
Loss on curtailments and settlements	—	—	—	—	—	(21)	—	(21)
	932	(892)	(180)	(140)	1,041	(1,055)	(191)	(205)
Other comprehensive income
Return on plan assets excluding recognised interest income (3)	(18,180)	—	—	(18,180)	(20,326)	—	—	(20,326)
Experience gains and losses	—	(2,053)	—	(2,053)	—	(2,137)	—	(2,137)
Effect of changes in actuarial financial assumptions (3)	—	18,744	—	18,744	—	20,714	—	20,714
Effect of changes in actuarial demographic assumptions	—	23	—	23	—	(7)	—	(7)
Asset ceiling adjustments	—	—	898	898	—	—	916	916
	(18,180)	16,714	898	(568)	(20,326)	18,570	916	(840)
Contributions by employer	708	—	—	708	775	—	—	775
Contributions by plan participants and other scheme members	7	(7)	—	—	13	(13)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(113)	113	—	—
Benefits paid	(1,472)	1,472	—	—	(1,657)	1,657	—	—
At 31 December 2022	34,016	(24,733)	(9,283)	—	37,598	(27,601)	(9,777)	220

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)

NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees may have control over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.

(3)

Changes in market conditions during 2022 resulted in a particularly large increase in discount rate, which is the key driver of the effect of changes in actuarial financial assumptions. Given the level of hedging in place, there was a corresponding reduction in the value of plan assets over the period. The experience losses shown are mainly as a result of inflation over the year being higher than expected.

(4)

NatWest Group expects to make contributions to the Main section of £196 million in 2023. In 2022 NatWest Group made contributions of £708m to the Main scheme, including a £500m contribution paid in two instalments in January and March 2022 as required by the ring-fencing agreement with the Trustee. Such contributions do not constitute a minimum funding requirement as the obligation to pay only arises on the payment of a distribution to shareholders.

	All schemes
	2022	2021
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	37,598	57,787
Present value of fund liabilities	(27,601)	(46,808)
Funded status	9,997	10,979
Assets ceiling/minimum funding	(9,777)	(10,491)
	220	488

	2022	2021
Net pension assets/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 18)	318	602
Net liabilities of schemes in deficit (included in Other liabilities, Note 21)	(98)	(114)
	220	488

Schedule of principal actuarial assumptions

	Principal IAS 19 actuarial assumptions (1)
	2022	2021
	%	%
Discount rate	5.0	1.8
Inflation assumption (RPI)	3.2	3.3
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.2	3.7
Rate of increase in pensions in payment	2.5	2.5
Lump sum conversion rate at retirement	18	18
Longevity at age 60:	years	years
Current pensioners
Males	27.3	27.3
Females	29.1	29.0
Future pensioners, currently aged 40
Males	28.3	28.2
Females	30.1	30.1

(1)	The above financial assumptions are long term assumptions set with reference to the period over which the obligations are expected to be settled

Schedule of sensitivities of the present value of defined benefit obligations

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2022	£m	£m	£m
0.25% increase in interest rates/discount rate (2)	(1,389)	(907)	(482)
0.25% increase in inflation	963	632	331
0.25% increase in credit spreads	(3)	(907)	904
Longevity increase of one year	—	767	(767)
0.25% additional rate of increase in pensions in payment	—	679	(679)
Increase in equity values of 10% (1)	267	—	267
2021
0.25% increase in interest rates/discount rate	(2,917)	(1,926)	(991)
0.25% increase in inflation	1,883	1,329	554
0.25% increase in credit spreads	(3)	(1,926)	1,923
Longevity increase of one year	—	1,790	(1,790)
0.25% additional rate of increase in pensions in payment	—	1,485	(1,485)
Increase in equity values of 10% (1)	442	—	442

(1)	Includes both quoted and private equity.
(2)	A 0.5% increase in interest rates/discount rate would lead to a decrease of £2,689m in the value of assets and a £1,766m decrease in the value of liabilities at 31 December 2022.

The funded status is most sensitive to movements in credit spreads and longevity. Note the longevity sensitivities quoted above reflect the impact of a one year increase to single life annuities. The table below shows the combined change in the funded status of the Main section as a result of larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 years	No change	+ 1 year	+ 2 years
2022		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	3.2	2.5	1.8	1.1	0.4
	No change	1.6	0.8	—	(0.8)	(1.5)
	-50 bps	(0.3)	(1.2)	(2.0)	(2.8)	(3.6)

2021
Change in credit spreads	+50 bps	6.9	5.3	3.8	2.3	0.8
	No change	3.6	1.8	—	(1.8)	(3.6)
	-50 bps	(0.3)	(2.4)	(4.5)	(6.6)	(8.7)

Schedule of different classes of scheme members proportions

	2022	2021
Membership category	%	%
Active members	8.4	10.7
Deferred members	41.0	47.6
Pensioners and dependants	50.6	41.7
	100.0	100.0

Schedule of history of defined benefit schemes

	Main section					All schemes
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	34,016	52,021	51,323	46,555	43,806	37,598	57,787	57,249	51,925	48,752
Present value of plan obligations	(24,733)	(42,020)	(43,870)	(39,669)	(35,466)	(27,601)	(46,808)	(48,864)	(44,115)	(39,607)
Net surplus	9,283	10,001	7,453	6,886	8,340	9,997	10,979	8,385	7,810	9,145

Experience (losses)/gains on plan liabilities	(2,053)	241	427	275	(122)	(2,137)	237	455	279	(81)
Experience (losses)/gains on plan assets	(18,180)	841	5,486	3,021	(1,891)	(20,326)	872	6,027	3,556	(2,090)
Actual return on plan assets	(17,248)	1,554	6,422	4,266	(768)	(19,285)	1,667	7,064	4,930	(848)
Actual return on plan assets	(33.2)%	3.0%	13.8%	9.7%	(1.7)%	(33.4)%	2.9%	13.6%	10.1%	(1.7)%